Consolidated Statements of Operations and Comprehensive Loss (Successor Basis) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Revenue
Healthcare service income		$ 535,166	$ 383,450
Operating expenses
Cost of healthcare service		(794,545)	(318,011)
Research and development expenses	(2,560,323)	(6,939,051)	(3,101,432)
General and administrative fees	(1,480,093)	(7,373,425)	(4,919,626)
Legal and professional fees	(1,395,490)	(3,405,705)	(1,811,770)
Other operating expenses	(257,177)	(220,891)	(560,709)
Total expenses	(5,693,083)	(18,733,617)	(10,711,548)
Other (loss) income
(Loss) gain on investments in marketable securities, net	3,912,500	(81,839)	501,522
Gain on non-marketable investments		1,147,190
Gain (loss) on investments in derivatives, net	(827,501)	87,599	(974,444)
Gain on use of digital currencies		46,717
Gain on extinguishment of convertible debts		1,198,490
Changes in fair value of warrant liabilities		(866,300)	124,726
Interest (expense) income, net	44,269	(3,699,672)	(4,458,191)
Rental income		16,868
Dividend income	2,308
Sundry income		232,460
Total other (loss) income, net	3,131,576	(1,918,487)	(4,806,387)
Net loss	(2,561,507)	(20,116,938)	(15,134,485)
Less: net loss attributable to non-controlling interests	(14,045)	(1,430,176)	(302,762)
Net loss attributable to Aptorum Group Limited	$ (2,547,462)	$ (18,686,762)	$ (14,831,723)
Net loss per share - basic and diluted	$ (0.09)	$ (0.64)	$ (0.53)
Weighted-average shares outstanding - basic and diluted	26,963,435	29,008,445	27,909,788
Net loss	$ (2,561,507)	$ (20,116,938)	$ (15,134,485)
Other Comprehensive loss
Unrealized loss on investments in available-for-sale securities	(367,782)		(1,122,251)
Exchange differences on translation of foreign operations		(10,897)	5,345
Other Comprehensive loss	(367,782)	(10,897)	(1,116,906)
Comprehensive loss	(2,929,289)	(20,127,835)	(16,251,391)
Less: comprehensive loss attributable to non-controlling interests	(14,045)	(1,430,176)	(302,762)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (2,915,244)	$ (18,697,659)	$ (15,948,629)